CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,696,817	$ 671,636	¥ 4,452,416
Restricted cash (including RMB771,798 and RMB1,470,555 from the consolidated trusts as of December 31, 2024 and 2025, respectively)	2,844,101	406,701	2,353,384
Short term investments	2,852,254	407,867	3,394,073
Security deposit prepaid to third-party guarantee companies	325,698	46,574	162,617
Funds receivable from third party payment service providers	848,163	121,286	462,112
Accounts receivable and contract assets, net (net of allowance of RMB261,496 and RMB181,843 as of December 31, 2024 and 2025, respectively)	950,267	135,886	2,214,530
Financial assets receivable, net (net of allowance of RMB390,649 and RMB380,406 as of December 31, 2024 and 2025, respectively)	¥ 1,510,205	$ 215,956	1,553,912
Amounts due from related parties (net of allowance of RMB7,030 and nil as of December 31, 2024 and 2025, respectively)			¥ 8,510
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loans receivable, net (including RMB6,956,948 and RMB12,399,462 from the consolidated trusts as of December 31, 2024 and 2025, respectively)	¥ 34,680,954	$ 4,959,310	¥ 26,714,428
Prepaid expenses and other assets (including RMB109,428 and RMB108,174 from the consolidated trusts as of December 31, 2024 and 2025, respectively)	772,999	110,537	1,464,586
Total current assets	49,481,458	7,075,753	42,780,568
Non-current assets:
Accounts receivable and contract assets, net-noncurrent (net of allowance of RMB10,540 and RMB6,189 as of December 31, 2024 and 2025, respectively)	21,992	3,145	27,132
Financial assets receivable, net-noncurrent (net of allowance of RMB55,440 and RMB49,776 as of December 31, 2024 and 2025, respectively)	¥ 209,459	$ 29,952	170,779
Amounts due from related parties, non-current (net of allowance of RMB5 and nil as of December 31, 2024 and 2025, respectively)			¥ 51
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loans receivable, net-noncurrent (including RMB631,575 and RMB1,754,356 from the consolidated trusts as of December 31, 2024 and 2025, respectively)	¥ 4,002,159	$ 572,301	¥ 2,537,749
Property and equipment, net	636,994	91,089	362,774
Land use rights, net	966,582	138,219	956,738
Intangible assets	10,670	1,526	11,818
Goodwill	45,200	6,464	42,414
Deferred tax assets	1,379,933	197,328	1,206,325
Other non-current assets	195,348	27,934	36,270
Total non-current assets	7,468,337	1,067,958	5,352,050
TOTAL ASSETS	56,949,795	8,143,711	48,132,618
Current liabilities:
Payable to investors of the consolidated trusts-current	9,922,559	1,418,907	8,188,454
Accrued expenses and other current liabilities	2,935,726	$ 419,803	2,492,921
Amounts due to related parties	¥ 0		¥ 67,495
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Short term loans	¥ 1,202,891	$ 172,011	¥ 1,369,939
Convertible senior notes-current	1,019,130	145,734
Guarantee liabilities-stand ready	2,314,865	331,021	2,383,202
Guarantee liabilities-contingent	1,872,149	267,714	1,820,350
Income tax payable	1,083,176	154,892	1,040,687
Other tax payable	9,333	1,335	109,161
Total current liabilities	20,359,829	2,911,417	17,472,209
Non-current liabilities:
Deferred tax liabilities	320,149	45,781	439,435
Payable to investors of the consolidated trusts-noncurrent	9,930,000	1,419,971	5,719,600
Convertible senior notes-noncurrent	1,583,213	226,396
Other long-term liabilities	599,561	85,736	255,155
Total non-current liabilities	12,432,923	1,777,884	6,414,190
TOTAL LIABILITIES	32,792,752	4,689,301	23,886,399
Contingencies (Note 19)
SHAREHOLDERS' EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 296,540,988 shares issued and 283,981,320 shares outstanding as of December 31, 2024, and 283,019,282 shares issued and 243,823,900 shares outstanding as of December 31, 2025, respectively)	20	3	21
Treasury stock	(4,066,385)	(581,485)	(1,113,608)
Additional paid-in capital	3,874,816	554,091	4,339,413
Retained earnings	24,502,158	3,503,762	20,952,340
Other comprehensive income (loss)	(195,694)	(27,985)	11,877
TOTAL QFIN HOLDINGS, INC EQUITY	24,114,915	3,448,386	24,190,043
Non-controlling interests	42,128	6,024	56,176
TOTAL EQUITY	24,157,043	3,454,410	24,246,219
TOTAL LIABILITIES AND EQUITY	¥ 56,949,795	$ 8,143,711	¥ 48,132,618